Share capital and share based payments - Disclosure of Breakdown of Expenses per Financial Year (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	€ 4,256	€ 4,249	€ 2,617
AGA Perf Management 2018 / AGA Perf Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	(232)
AGAP Management 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	71
AGAP Employee 2019 / AGAP Management 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	(181)	649
AGAP Employee 2020 / AGAP Management 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	1,436	1,738	1,253
Stock Options 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	(28)
AGA Bonus 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	0	432
AGAP Employee 2021 / AGAP Management 2021
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	1,161	1,577	473
AGA "Plan Epargne Entreprise" 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	570	0
AGA Bonus 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	0	499	0
AGAP Employee 2022 / AGAP Management 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	1,157	46	0
AGA New Members 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	3
AGAP Employee 2023/ AGAP Management 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	33
AGA "Plan Epargne Entreprise" 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based compensation	€ 465